Changes in Liabilities from Financing Activities - Schedule of Changes in Liabilities from Financing Activities (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Changes in Liabilities from Financing Activities [Line Items]
Beginning balance		$ 24,661,608	$ 16,895,974
Changes in cash flow from financing activities		(258,103)	1,569,392
Interest paid (Note 1)	[1]	(35,969)	(31,212)
Gain on valuation of financial liabilities at fair value through profit or loss		(1,469,151)	4,146
Convert into common stock		(1,453,100)
Changes in other non-cash items		35,969	258,661
Effects of foreign currency exchange		1,674,054	(1,467,429)
Ending balance		23,155,308	17,229,532
Short-Term Borrowings [Member]
Schedule of Changes in Liabilities from Financing Activities [Line Items]
Beginning balance		1,075,904	5,250,233
Changes in cash flow from financing activities		1,439,300	(571,070)
Interest paid (Note 1)	[1]
Gain on valuation of financial liabilities at fair value through profit or loss
Convert into common stock
Changes in other non-cash items			(908,806)
Effects of foreign currency exchange		148,735	(422,174)
Ending balance		2,663,939	3,348,183
Financial Liabilities at Fair Value Through Profit or Loss [Member]
Schedule of Changes in Liabilities from Financing Activities [Line Items]
Beginning balance		9,300,087	60,664
Changes in cash flow from financing activities		(1,047,678)	1,475,471
Interest paid (Note 1)	[1]
Gain on valuation of financial liabilities at fair value through profit or loss		(1,469,151)	4,146
Convert into common stock		(1,453,100)
Changes in other non-cash items
Effects of foreign currency exchange			(2,281)
Ending balance		5,330,158	1,538,000
Long-Term Borrowings (Including Current Portion) [Member]
Schedule of Changes in Liabilities from Financing Activities [Line Items]
Beginning balance		9,031,195	5,492,681
Changes in cash flow from financing activities		(314,355)	617,233
Interest paid (Note 1)	[1]
Gain on valuation of financial liabilities at fair value through profit or loss
Convert into common stock
Changes in other non-cash items			908,806
Effects of foreign currency exchange		1,056,666	(332,459)
Ending balance		9,773,506	6,686,261
Guarantee Deposits (Shown as Other Non-Current Liabilities) [Member]
Schedule of Changes in Liabilities from Financing Activities [Line Items]
Beginning balance		250,869	131,607
Changes in cash flow from financing activities		214,700	565,008
Interest paid (Note 1)	[1]
Gain on valuation of financial liabilities at fair value through profit or loss
Convert into common stock
Changes in other non-cash items
Effects of foreign currency exchange			(27,358)
Ending balance		465,569	669,257
Lease Liabilities [Member]
Schedule of Changes in Liabilities from Financing Activities [Line Items]
Beginning balance		5,003,553	5,960,789
Changes in cash flow from financing activities		(550,070)	(517,250)
Interest paid (Note 1)	[1]	(35,969)	(31,212)
Gain on valuation of financial liabilities at fair value through profit or loss
Convert into common stock
Changes in other non-cash items		35,969	258,661
Effects of foreign currency exchange		468,653	(683,157)
Ending balance		$ 4,922,136	$ 4,987,831

[1]	presented in cashflows from operating activities.